UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: FEBRUARY 28

Date of reporting period: MARCH 1, 2016 – AUGUST 31, 2016

   (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

AMG Funds

August 31, 2016

AMG Systematic Large Cap Value Fund

Investor Class: MSYAX    |    Institutional Class: MSYSX

AMG Systematic Mid Cap Value Fund

Investor Class: SYAMX    |    Service Class: SYCSX    |    Institutional Class: SYIMX

www.amgfunds.com |	SAR007-0816

AMG Funds

Semi-Annual Report—August 31, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Systematic Large Cap Value Fund	4
AMG Systematic Mid Cap Value Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two fiscal periods

Financial Highlights	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes To Financial Highlights	17

Notes To Financial Statements	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	24

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended August 31, 2016	Expense Ratio for the Period	Beginning Account Value 03/01/16	Ending Account Value 08/31/16	Expenses Paid During the Period*
AMG Systematic Large Cap Value Fund
Investor Class
Based on Actual Fund Return	1.06%	$1,000	$1,024	$5.41
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.40

Institutional Class
Based on Actual Fund Return	0.81%	$1,000	$1,027	$4.14
Hypothetical (5% return before expenses)	0.81%	$1,000	$1,021	$4.13
AMG Systematic Mid Cap Value Fund
Investor Class
Based on Actual Fund Return	1.12%	$1,000	$1,075	$5.86
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,020	$5.70

Service Class
Based on Actual Fund Return	0.97%	$1,000	$1,077	$5.08
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.94

Institutional Class
Based on Actual Fund Return	0.87%	$1,000	$1,077	$4.56
Hypothetical (5% return before expenses)	0.87%	$1,000	$1,021	$4.43

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Fund Performance (unaudited)

Periods ended August 31, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended August 31, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Systematic Large Cap Value Fund[2,3,4]
Investor Class	14.20%	2.37%	10.69%	4.24%	4.42%	02/28/06
Institutional Class	14.43%	2.69%	10.99%	4.51%	6.25%	04/01/02

Russell 1000® Value Index[5]	16.26%	12.92%	14.39%	6.08%	6.98%	04/01/02	†
AMG Systematic Mid Cap Value Fund[2,3,4,6]
Investor Class	18.58%	8.19%	10.69%	—	6.33%	12/21/06
Service Class	18.69%	8.35%	—	—	10.43%	12/01/12
Institutional Class	18.75%	8.48%	10.97%	—	6.61%	12/21/06

Russell Midcap® Value Index[7]	19.03%	12.88%	15.03%	7.98%	7.22%	12/21/06	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of August 31, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[4]	Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.
[5]	The Russell 1000® Value Index is a large-cap value index measuring the performance of the largest 1,000 U.S. incorporated companies with lower price-to-book ratios and lower forecasted growth values. Unlike the Fund, the Russell 1000® Value Index is unmanaged, is not available for investment and does not incur expenses.
[6]	The Fund is subject to risks associated with investments in mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[7]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. Unlike the Fund, the Russell Midcap® Value Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Systematic Large Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Large Cap Value Fund*	Russell 1000® Value Index
Financials	27.2%	13.3%
Energy	16.1%	6.7%
Health Care	13.0%	14.2%
Information Technology	11.6%	20.5%
Consumer Discretionary	8.5%	12.7%
Industrials	7.0%	10.1%
Materials	6.6%	3.2%
Consumer Staples	4.1%	9.4%
Telecommunication Services	2.3%	2.6%
Utilities	1.9%	3.3%
Real Estate	0.0%	4.0%
Other Assets and Liabilities	1.7%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Bank of America Corp.**	3.7%
JPMorgan Chase & Co.**	3.6
Citigroup, Inc.**	2.6
General Electric Co.**	2.4
Valero Energy Corp.**	2.3
Aetna, Inc.**	2.3
Pfizer, Inc.**	2.3
Microsoft Corp.	2.3
Hess Corp.**	2.3
Merck & Co., Inc.	2.1

Top Ten as a Group	25.9%

**	Top Ten Holdings as of February 29, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks - 98.3%
Consumer Discretionary - 8.5%
Burlington Stores, Inc.*	5,085	$413,004
CBS Corp., Class B	6,980	356,189
Macy’s, Inc.	7,140	258,325
MGM Resorts International*	25,315	604,775
Newell Brands, Inc.	4,785	253,988
PVH Corp.	7,410	798,502
Target Corp.	5,675	398,328
TEGNA, Inc.	9,810	198,751
Whirlpool Corp.	1,320	235,805
Total Consumer Discretionary		3,517,667
Consumer Staples - 4.1%
ConAgra Foods, Inc.	10,935	509,680
Diageo PLC, Sponsored ADR[1]	3,540	398,179
Pinnacle Foods, Inc.	5,155	261,101
Walgreens Boots Alliance, Inc.	6,615	533,897
Total Consumer Staples		1,702,857
Energy - 16.1%
Apache Corp.	12,910	641,627
Chevron Corp.	5,445	547,658
Devon Energy Corp.	20,115	871,583
Halliburton Co.	9,250	397,842
Hess Corp.	17,345	941,834
National Oilwell Varco, Inc.	4,445	149,085
Newfield Exploration Co.*	8,785	380,918
Schlumberger, Ltd.	7,015	554,185
Suncor Energy, Inc.	23,515	637,492
Targa Resources Corp.	9,555	416,407
Tesoro Corp.	2,300	173,466
Valero Energy Corp.	17,465	966,688
Total Energy		6,678,785
Financials - 27.2%
Alexandria Real Estate Equities, Inc.	2,570	282,931
The Allstate Corp.	7,705	531,337
American Express Co.	3,470	227,563
American International Group, Inc.	5,210	311,714
Bank of America Corp.	93,990	1,516,999
CBRE Group, Inc., Class A*	16,485	492,737
Citigroup, Inc.	22,460	1,072,240
E*TRADE Financial Corp.*	25,550	674,009

	Shares	Value
Invesco, Ltd.	10,750	$335,292
JPMorgan Chase & Co.	22,293	1,504,778
KeyCorp	40,855	513,139
Lazard, Ltd., Class A	4,420	163,673
Lincoln National Corp.	5,400	259,362
MetLife, Inc.	17,635	765,359
The PNC Financial Services Group, Inc.	9,590	864,059
Regions Financial Corp.	22,965	228,961
SL Green Realty Corp.	2,890	340,211
Voya Financial, Inc.	8,825	258,043
Wells Fargo & Co.	13,930	707,644
XL Group, Ltd.	5,935	203,155
Total Financials		11,253,206
Health Care - 13.0%
Aetna, Inc.	8,195	959,798
Amgen, Inc.	3,335	567,150
Boston Scientific Corp.*	10,015	238,557
Centene Corp.*	4,355	297,403
Johnson & Johnson	5,925	707,090
Merck & Co., Inc.	13,955	876,234
Mylan N.V.*	10,045	425,506
Pfizer, Inc.	27,580	959,784
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,130	359,281
Total Health Care		5,390,803
Industrials - 7.0%
Alaska Air Group, Inc.	2,215	149,579
AMERCO	820	281,842
American Airlines Group, Inc.	13,150	477,345
Eaton Corp. PLC	2,850	189,639
General Electric Co.	31,615	987,653
Ingersoll-Rand PLC	3,900	265,161
Stanley Black & Decker, Inc.	1,935	239,456
United Continental Holdings, Inc.*	5,640	284,312
Total Industrials		2,874,987
Information Technology - 11.6%
Activision Blizzard, Inc.	4,970	205,609
Alphabet, Inc., Class C*	368	282,274
Applied Materials, Inc.	17,225	513,994
Broadcom, Ltd.	2,150	379,303
Cisco Systems, Inc.	26,845	844,007

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.6% (continued)
Lam Research Corp.	6,995	$652,773
Microsoft Corp.	16,640	956,134
Seagate Technology PLC[1]	5,495	185,401
Western Digital Corp.	11,750	548,372
Xilinx, Inc.	4,080	221,177
Total Information Technology		4,789,044
Materials - 6.6%
Albemarle Corp.	7,455	596,176
Alcoa, Inc.	28,870	291,010
ArcelorMittal, NY Reg Shrs*	38,650	226,102
The Dow Chemical Co.	10,950	587,358
Freeport-McMoRan, Inc.	34,065	350,529
Nucor Corp.	6,920	335,689
WestRock Co.	7,240	346,796
Total Materials		2,733,660
Telecommunication Services - 2.3%
AT&T, Inc.	4,195	171,492
Level 3 Communications, Inc.*	10,290	510,693
Verizon Communications, Inc.	5,245	274,471
Total Telecommunication Services		956,656
Utilities - 1.9%
Exelon Corp.	17,005	578,170

	Shares	Value
Public Service Enterprise Group, Inc.	4,400	$188,144
Total Utilities		766,314
Total Common Stocks (cost $35,510,636)		40,663,979

	Principal Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 1.1%[2]
Cantor Fitzgerald Securities, Inc., dated 08/31/16, due 09/01/16, 0.350%, total to be received $449,366 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/01/16 - 07/20/66, totaling $458,349)	$449,362	449,362

	Shares
Other Investment Companies - 1.7%[3]
Dreyfus Government Cash Management Fund, 0.28%	708,155	708,155
Total Short-Term Investments (cost $1,157,517)		1,157,517
Total Investments - 101.1% (cost $36,668,153)		41,821,496
Other Assets, less Liabilities - (1.1)%		(465,401)
Net Assets - 100.0%		$41,356,095

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Fund Snapshots (unaudited)

August 31, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Systematic Mid Cap Value Fund*	Russell Midcap® Value Index
Financials	27.9%	17.9%
Consumer Discretionary	11.6%	9.3%
Information Technology	11.4%	8.7%
Energy	11.0%	9.9%
Industrials	10.5%	11.1%
Utilities	7.4%	11.8%
Materials	6.8%	6.1%
Health Care	5.9%	4.7%
Telecommunication Services	3.1%	1.5%
Consumer Staples	2.9%	3.4%
Real Estate	0.0%	15.6%
Other Assets and Liabilities	1.5%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Level 3 Communications, Inc.**	3.0%
PVH Corp.	2.9
E*TRADE Financial Corp.**	2.8
Exelon Corp.**	2.7
Pinnacle Foods, Inc.**	2.7
CBRE Group, Inc., Class A**	2.5
SL Green Realty Corp.	2.5
Cousins Properties, Inc.	2.3
AmSurg Corp.	2.1
Targa Resources Corp.	2.0

Top Ten as a Group	25.5%

**	Top Ten Holdings as of February 29, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks - 98.5%
Consumer Discretionary - 11.6%
CBS Corp., Class B	16,135	$823,369
The Goodyear Tire & Rubber Co.	25,980	762,513
JC Penney Co., Inc.*,1	124,365	1,172,762
KB Home[1]	80,800	1,268,560
MGM Resorts International*	88,555	2,115,579
Newell Brands, Inc.	40,305	2,139,389
PVH Corp.	31,211	3,363,297
Royal Caribbean Cruises, Ltd.	8,441	600,240
TEGNA, Inc.	64,050	1,297,653
Total Consumer Discretionary		13,543,362
Consumer Staples - 2.9%
ConAgra Foods, Inc.	6,280	292,711
Pinnacle Foods, Inc.	61,440	3,111,936
Total Consumer Staples		3,404,647
Energy - 11.0%
Devon Energy Corp.	25,945	1,124,197
Energen Corp.	26,640	1,531,800
Hess Corp.	35,680	1,937,424
Nabors Industries, Ltd.	92,305	917,512
Newfield Exploration Co.*	10,825	469,372
Precision Drilling Corp.	277,365	1,142,744
Superior Energy Services, Inc.	117,460	1,976,852
Targa Resources Corp.	54,275	2,365,304
Tesoro Corp.	18,095	1,364,725
Total Energy		12,829,930
Financials - 27.9%
Alexandria Real Estate Equities, Inc.	15,470	1,703,092
The Allstate Corp.	5,990	413,070
CBL & Associates Properties, Inc.	73,815	1,053,340
CBRE Group, Inc., Class A*	97,170	2,904,411
Cousins Properties, Inc.	248,395	2,737,313
DuPont Fabros Technology, Inc.	11,203	475,007
E*TRADE Financial Corp.*	125,425	3,308,712
Endurance Specialty Holdings, Ltd.	25,085	1,651,847
Invesco, Ltd.	68,062	2,122,854
KeyCorp	97,665	1,226,672
Lazard, Ltd., Class A	47,435	1,756,518
Regions Financial Corp.	98,910	986,133
Ryman Hospitality Properties, Inc.[1]	14,330	773,247

	Shares	Value
SL Green Realty Corp.	24,340	$2,865,305
Sterling Bancorp	78,750	1,405,688
Sunstone Hotel Investors, Inc.	75,865	1,053,765
Voya Financial, Inc.	78,415	2,292,855
XL Group, Ltd.	66,285	2,268,936
Zions Bancorporation	51,680	1,580,891
Total Financials		32,579,656
Health Care - 5.9%
AmSurg Corp.*	37,195	2,414,699
Boston Scientific Corp.*	73,035	1,739,694
Centene Corp.*	19,180	1,309,802
Charles River Laboratories International, Inc.*	7,800	649,038
HealthSouth Corp.	19,400	789,774
Total Health Care		6,903,007
Industrials - 10.5%
AECOM*	19,895	613,363
Alaska Air Group, Inc.	31,570	2,131,922
Crane Co.	9,070	583,382
Eaton Corp. PLC	15,157	1,008,547
Ingersoll-Rand PLC	24,760	1,683,432
ITT, Inc.	61,855	2,237,914
KBR, Inc.	138,305	2,030,317
ManpowerGroup, Inc.	14,025	1,002,226
Owens Corning	8,425	462,701
Stanley Black & Decker, Inc.	4,169	515,914
Total Industrials		12,269,718
Information Technology - 11.4%
Activision Blizzard, Inc.	6,229	257,694
Amphenol Corp., Class A	12,565	782,925
Analog Devices, Inc.	9,010	563,666
Applied Materials, Inc.	71,115	2,122,072
Belden, Inc.	10,440	778,720
Coherent, Inc.*	5,465	574,809
CoreLogic, Inc.*	13,625	558,897
Fitbit, Inc., Class A*,1	68,600	1,061,928
Lam Research Corp.	13,092	1,221,745
Leidos Holdings, Inc.	33,145	1,342,704
Microsemi Corp.*	44,680	1,785,413
Nuance Communications, Inc.*	29,665	432,516
Orbotech, Ltd.*	23,825	680,918
Qorvo, Inc.*	6,500	373,295

The accompanying notes are an integral part of these financial statements.

AMG Systematic Mid Cap Value Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 11.4% (continued)
Xilinx, Inc.	13,580	$736,172
Total Information Technology		13,273,474
Materials - 6.8%
Alcoa, Inc.	173,775	1,751,652
ArcelorMittal*,1	180,655	1,056,832
Berry Plastics Group, Inc.*	29,136	1,322,483
The Chemours Co.	16,665	219,811
Freeport-McMoRan, Inc.	142,955	1,471,007
International Paper Co.	44,100	2,138,409
Total Materials		7,960,194
Telecommunication Services - 3.1%
Level 3 Communications, Inc.*	71,669	3,556,932
Utilities - 7.4%
Black Hills Corp.	9,820	574,568
DTE Energy Co.	6,155	571,799
Exelon Corp.	91,666	3,116,644
PG&E Corp.	32,950	2,040,923
Public Service Enterprise Group, Inc.	53,230	2,276,115
Total Utilities		8,580,049
Total Common Stocks (cost $103,980,866)		114,900,969

	Principal Amount	Value
Short-Term Investments -2.8%
Repurchase Agreements - 1.7%[2]
Cantor Fitzgerald Securities, Inc., dated 08/31/16, due 09/01/16, 0.350% total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/01/16 - 07/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Citigroup Global Markets, Inc., dated 08/31/16, due 09/01/16, 0.320% total to be received $52,136 (collateralized by various U.S. Government Agency Obligations, 1.125% - 1.750%, 10/31/20 - 02/28/21, totaling $53,179)	52,136	52,136
Nomura Securities International, Inc., dated 08/31/16, due 09/01/16, 0.330% total to be received $1,000,009 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/25/16 - 07/20/66, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,052,136

	Shares
Other Investment Companies - 1.1%[3]
Dreyfus Government Cash Management Fund, 0.28%	1,245,246	1,245,246
Total Short-Term Investments (cost $3,297,382)		3,297,382
Total Investments - 101.3% (cost $107,278,248)		118,198,351
Other Assets, less Liabilities - (1.3)%		(1,464,784)
Net Assets - 100.0%		$116,733,567

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Systematic Large Cap Value Fund	$37,199,274	$5,511,394	$(889,172)	$4,622,222
AMG Systematic Mid Cap Value Fund	118,828,009	1,513,459	(2,143,117)	(629,658)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of August 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Systematic Large Cap Value Fund	$437,677	1.1%
AMG Systematic Mid Cap Value Fund	1,962,050	1.7%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of August 31, 2016:

(See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Large Cap Value Fund
Investments in Securities
Common Stocks†	$40,663,979	—	—	$40,663,979
Short-Term Investments
Repurchase Agreements	—	$449,362	—	449,362
Other Investment Companies	708,155	—	—	708,155

Total Investments in Securities	$41,372,134	$449,362	—	$41,821,496

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Systematic Mid Cap Value Fund
Investments in Securities
Common Stocks†	$114,900,969	—	—	$114,900,969
Short-Term Investments
Repurchase Agreements	—	$2,052,136	—	2,052,136
Other Investment Companies	1,245,246	—	—	1,245,246

Total Investments in Securities	$116,146,215	$2,052,136	—	$118,198,351

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of August 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

August 31, 2016

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund
Assets:
Investments at value* (including securities on loan valued at $437,677 and $1,962,050, respectively)	$41,821,496	$118,198,351
Receivable for investments sold	—	1,549,627
Dividends, interest and other receivables	98,156	182,443
Receivable for Fund shares sold	715	67,672
Receivable from affiliate	2,326	730
Prepaid expenses	13,368	29,720
Total assets	41,936,061	120,028,543
Liabilities:
Payable upon return of securities loaned	449,362	2,052,136
Payable for investments purchased	—	639,560
Payable for Fund shares repurchased	73,532	417,301
Accrued expenses:
Investment advisory and management fees	24,845	74,639
Distribution fees - Investor Class	3,542	3,657
Shareholder servicing fees - Service Class	—	136
Trustee fees and expenses	843	1,770
Other	27,842	105,777
Total liabilities	579,966	3,294,976

Net Assets	$41,356,095	$116,733,567
Net Assets Represent:
Paid-in capital	$36,552,976	$148,767,803
Undistributed net investment income	373,655	1,296,293
Accumulated net realized loss from investments	(723,879)	(44,250,632)
Net unrealized appreciation of investments	5,153,343	10,920,103
Net Assets	$41,356,095	$116,733,567
Investor Class:
Net Assets	$16,669,159	$17,209,435
Shares outstanding	1,658,066	1,361,813
Net asset value, offering and redemption price per share	$10.05	$12.64
Service Class:
Net Assets	n/a	$1,614,982
Shares outstanding	n/a	127,788
Net asset value, offering and redemption price per share	n/a	$12.64
Institutional Class:
Net Assets	$24,686,936	$97,909,150
Shares outstanding	2,452,061	7,727,204
Net asset value, offering and redemption price per share	$10.07	$12.67
* Investments at cost	$36,668,153	$107,278,248

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended August 31, 2016

	AMG Systematic Large Cap Value Fund	AMG Systematic Mid Cap Value Fund
Investment Income:
Dividend income	$449,442	$1,701,903
Securities lending income	1,149	20,944
Foreign withholding tax	(2,362)	(92)
Total investment income	448,229	1,722,755
Expenses:
Investment advisory and management fees	146,757	583,875
Distribution fees - Investor Class	20,469	26,099
Shareholder servicing fees - Service Class	—	810
Professional fees	16,183	20,475
Registration fees	13,009	16,003
Transfer agent fees	5,055	7,820
Custodian fees	4,344	25,520
Reports to shareholders	5,229	39,915
Trustees fees and expenses	1,593	7,555
Miscellaneous	1,480	8,958
Total expenses before offsets	214,119	737,030
Expense reimbursements	(23,756)	(31,113)
Expense reductions	(1,379)	(23,276)
Net expenses	188,984	682,641

Net investment income	259,245	1,040,114
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	297,952	10,382,525
Net change in unrealized appreciation of investments	4,902,633	16,652,421
Net realized and unrealized gain	5,200,585	27,034,946

Net increase in net assets resulting from operations	$5,459,830	$28,075,060

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended August 31, 2016 (unaudited) and the fiscal year ended February 29, 2016

	AMG Systematic Large Cap Value Fund		AMG Systematic Mid Cap Value Fund
	August 31, 2016	February 29, 2016	August 31, 2016	February 29, 2016
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$259,245	$473,461	$1,040,114	$3,523,756
Net realized gain (loss) on investments	297,952	767,420	10,382,525	(28,074,421)
Net change in unrealized appreciation (depreciation) of investments	4,902,633	(9,077,199)	16,652,421	(71,021,868)
Net increase (decrease) in net assets resulting from operations	5,459,830	(7,836,318)	28,075,060	(95,572,533)
Distributions to Shareholders:
From net investment income:
Investor Class	—	(130,731)	—	(138,951)
Service Class	—	—	—	(13,376)
Institutional Class	—	(292,785)	—	(3,663,009)
From net realized gain on investments:
Investor Class	—	(1,278,004)	—	(2,394,774)
Service Class	—	—	—	(164,652)
Institutional Class	—	(2,124,280)	—	(39,053,637)
Total distributions to shareholders	—	(3,825,800)	—	(45,428,399)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(2,303,321)	(1,710,618)	(84,237,739)	(351,521,360)

Total increase (decrease) in net assets	3,156,509	(13,372,736)	(56,162,679)	(492,522,292)
Net Assets:
Beginning of period	38,199,586	51,572,322	172,896,246	665,418,538
End of period	$41,356,095	$38,199,586	$116,733,567	$172,896,246
End of period undistributed net investment income	$373,655	$114,410	$1,296,293	$256,179

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Systematic Large Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended
Investor Class	August 31, 2016 (unaudited)	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013*	February 29, 2012

Net Asset Value, Beginning of Period	$8.81	$11.55	$12.30	$11.12	$10.05	$10.47
Income (loss) from Investment Operations:
Net investment income[1]	0.05 [2]	0.09 [2]	0.10 [2]	0.12 [2]	0.13 [2,4]	0.10
Net realized and unrealized gain (loss) on investments	1.19	(1.91)	1.16	2.79	1.09	(0.43)
Total income (loss) from investment operations	1.24	(1.82)	1.26	2.91	1.22	(0.33)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.11)	(0.16)	(0.15)	(0.09)
Net realized gain on investments	—	(0.83)	(1.90)	(1.57)	—	—
Total distributions to shareholders	—	(0.92)	(2.01)	(1.73)	(0.15)	(0.09)
Net Asset Value, End of Period	$10.05	$8.81	$11.55	$12.30	$11.12	$10.05
Total Return[1]	14.07%[8,15]	(16.63)%[8]	10.24%	26.32%	12.21%	(3.04)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[16]	1.04%	1.00%	1.05%[5]	1.02%[6]	1.03%[7]
Ratio of expenses to average net assets (with offsets)	1.06%[16]	1.06%	1.06%	1.07%[5]	1.07%[6]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.17%[16]	1.17%	1.15%	1.15%[5]	1.15%[6]	1.16%
Ratio of net investment income to average net assets[1]	1.09%[16]	0.87%	0.82%	0.98%[5]	1.26%[6]	0.81%
Portfolio turnover	25%[15]	87%	91%	103%	101%	100%
Net assets at end of period (000’s omitted)	$16,669	$14,697	$20,564	$19,732	$28,153	$28,911

	For the six months ended	For the fiscal years ended
Institutional Class	August 31, 2016 (unaudited)	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013	February 29, 2012

Net Asset Value, Beginning of Period	$8.81	$11.56	$12.31	$11.13	$10.06	$10.50
Income (loss) from Investment Operations:
Net investment income[1]	0.06 [2]	0.12 [2]	0.14 [2]	0.15 [2]	0.15 [2,4]	0.14
Net realized and unrealized gain (loss) on investments	1.20	(1.91)	1.16	2.80	1.09	(0.46)
Total income (loss) from investment operations	1.26	(1.79)	1.30	2.95	1.24	(0.32)
Less Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.15)	(0.20)	(0.17)	(0.12)
Net realized gain on investments	—	(0.84)	(1.90)	(1.57)	—	—
Total distributions to shareholders	—	(0.96)	(2.05)	(1.77)	(0.17)	(0.12)
Net Asset Value, End of Period	$10.07	$8.81	$11.56	$12.31	$11.13	$10.06
Total Return[1]	14.30%[8,15]	(16.45)%[8]	10.56%	26.71%[8]	12.49%[8]	(2.87)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.81%[16]	0.79%	0.75%	0.80%[5]	0.77%[6]	0.78%[7]
Ratio of expenses to average net assets (with offsets)	0.81%[16]	0.81%	0.81%	0.82%[5]	0.82%[6]	0.84%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%[16]	0.92%	0.90%	0.90%[5]	0.90%[6]	0.91%
Ratio of net investment income to average net assets[1]	1.33%[16]	1.13%	1.07%	1.23%[5]	1.51%[6]	1.06%
Portfolio turnover	25%[15]	87%	91%	103%	101%	100%
Net assets at end of period (000’s omitted)	$24,687	$23,502	$31,008	$32,897	$40,762	$42,766

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended
Investor Class	August 31, 2016 (unaudited)	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013*	February 29, 2012

Net Asset Value, Beginning of Period	$10.66	$14.06	$14.12	$12.62	$11.18	$11.91
Income (loss) from Investment Operations:
Net investment income[1]	0.07 [2]	0.06 [2,9]	0.07 [2,10]	0.08 [2,11]	0.11 [2,4]	0.07
Net realized and unrealized gain (loss) on investments	1.91	(2.27)	0.76	2.98	1.42	(0.33)
Total income (loss) from investment operations	1.98	(2.21)	0.83	3.06	1.53	(0.26)
Less Distributions to Shareholders from:
Net investment income	—	(0.07)	(0.04)	(0.09)	(0.09)	(0.04)
Net realized gain on investments	—	(1.12)	(0.85)	(1.47)	—	(0.43)
Total distributions to shareholders	—	(1.19)	(0.89)	(1.56)	(0.09)	(0.47)
Net Asset Value, End of Period	$12.64	$10.66	$14.06	$14.12	$12.62	$11.18
Total Return[1]	18.58%[15]	(16.54)%	6.04%	24.38%	13.77%	(1.73)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[16]	1.06%	0.98%	1.07%[12]	1.10%[13]	1.09%[14]
Ratio of expenses to average net assets (with offsets)	1.12%[16]	1.07%	1.06%	1.08%[12]	1.12%[13]	1.11%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.17%[16]	1.08%	1.06%	1.08%[12]	1.12%[13]	1.13%
Ratio of net investment income to average net assets[1]	1.16%[16]	0.45%	0.47%	0.58%[12]	0.94%[13]	0.66%
Portfolio turnover	66%[15]	122%	128%	153%	118%	114%
Net assets at end of period (000’s omitted)	$17,209	$22,190	$37,559	$52,464	$32,654	$26,677

	For the six months ended	For the fiscal years ended			For the fiscal period from December 1, 2012
Service Class	August 31, 2016 (unaudited)	February 29, 2016	February 28, 2015	February 28, 2014	through February 28, 2013**

Net Asset Value, Beginning of Period	$10.65	$14.06	$14.15	$12.66	$11.57
Income (loss) from Investment Operations:
Net investment income[1,2]	0.09	0.08 [9]	0.11 [10]	0.11 [11]	0.04 [4]
Net realized and unrealized gain (loss) on investments	1.90	(2.27)	0.77	2.97	1.17
Total income (loss) from investment operations	1.99	(2.19)	0.88	3.08	1.21
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.11)	(0.11)	(0.12)
Net realized gain on investments	—	(1.13)	(0.86)	(1.48)	—
Total distributions to shareholders	—	(1.22)	(0.97)	(1.59)	(0.12)
Net Asset Value, End of Period	$12.64	$10.65	$14.06	$14.15	$12.66
Total Return[1]	18.69%[15]	(16.44)%	6.30%	24.50%	10.53%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.96%[16]	0.91%	0.83%	0.86%[12]	0.86%[13,16]
Ratio of expenses to average net assets (with offsets)	0.97%[16]	0.92%	0.91%	0.87%[12]	0.88%[13,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%[16]	0.93%	0.91%	0.87%[12]	0.87%[13,16]
Ratio of net investment income to average net assets[1]	1.45%[16]	0.64%	0.82%	0.78%[12]	1.51%[13,16]
Portfolio turnover	66%[15]	122%	128%	153%	118%[15]
Net assets at end of period (000’s omitted)	$1,615	$1,688	$2,147	$103	$11

AMG Systematic Mid Cap Value Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended
Institutional Class	August 31, 2016 (unaudited)	February 29, 2016	February 28, 2015	February 28, 2014	February 28, 2013	February 29, 2012

Net Asset Value, Beginning of Period	$10.67	$14.08	$14.17	$12.66	$11.22	$11.95
Income (loss) from Investment Operations:
Net investment income[1]	0.08 [2]	0.09 [2,9]	0.11 [2,10]	0.12 [2,11]	0.14 [2,4]	0.09
Net realized and unrealized gain (loss) on investments	1.92	(2.26)	0.77	2.99	1.42	(0.32)
Total income (loss) from investment operations	2.00	(2.17)	0.88	3.11	1.56	(0.23)
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	(0.11)	(0.12)	(0.12)	(0.07)
Net realized gain on investments	—	(1.13)	(0.86)	(1.48)	—	(0.43)
Total distributions to shareholders	—	(1.24)	(0.97)	(1.60)	(0.12)	(0.50)
Net Asset Value, End of Period	$12.67	$10.67	$14.08	$14.17	$12.66	$11.22
Total Return[1]	18.75%[15]	(16.30)%	6.33%	24.69%	14.00%	(1.49)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.85%[16]	0.81%	0.73%	0.82%[12]	0.85%[13]	0.84%[14]
Ratio of expenses to average net assets (with offsets)	0.87%[16]	0.82%	0.81%	0.83%[12]	0.87%[13]	0.86%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.91%[16]	0.82%	0.81%	0.83%[12]	0.87%[13]	0.88%
Ratio of net investment income to average net assets[1]	1.36%[16]	68.00%	0.78%	0.83%[12]	1.19%[13]	0.95%
Portfolio turnover	66%[15]	122%	128%	153%	118%	114%
Net assets at end of period (000’s omitted)	$97,909	$149,018	$625,712	$571,910	$318,083	$269,162

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective December 1, 2012, the Fund’s Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
**	Commencement of operations was December 1, 2012.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Per share numbers have been calculated using average shares.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2 in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 and $0.14 for AMG Systematic Large Cap Value Fund’s Investor Class and Institutional Class, respectively, and $0.07, $0.00 and $0.10 for AMG Systematic Mid Cap Value Fund’s Investor Class, Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Investor Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Investor Class and Institutional Class, respectively.
[7]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.81% from 0.90%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown.
[9]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.06, and $0.07 for the Investor Class, Service Class, and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.11, and $0.12 for the Investor Class, Service Class, and Institutional Class shares, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.07, $0.10, and $0.11 for the Investor Class, Service Class, and Institutional Class, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.015% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.011%, 0.012% and 0.010% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Effective July 1, 2011, the Fund’s expense cap was reduced to 0.87% from 0.99%. The expense ratio shown reflects the weighted average expense ratio for the full fiscal year ended February 29, 2012.
[15]	Not annualized.
[16]	Annualized.

Notes to Financial Statements (unaudited)

August 31, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Systematic Large Cap Value Fund (“Large Cap”) and AMG Systematic Mid Cap Value Fund (“Mid Cap”), each a “Fund” and collectively the “Funds.”

Large Cap offers two classes of shares: Investor Class and Institutional Class. Mid Cap offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Effective October 1, 2016 the Investor Class, Service Class and Institutional Class were renamed to Class N, Class S and Class I, respectively. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of

Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

18

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSE

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions received in excess of income including real estate investment trusts (REITs) are recorded as a reduction of the cost of the related investment and/or as a realized gain. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as an adjustment to realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended August 31, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Large Cap - $1,379 or 0.00% and Mid Cap - $23,276 or 0.02%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to excise tax and wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of February 29, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of August 31, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended February 28, 2017, such amounts may be used to offset future realized capital gains, for an unlimited time period.

19

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended August 31, 2016 (unaudited) and the fiscal year ended February 29, 2016, the capital stock transactions by class for the Funds were as follows:

	Large Cap				Mid Cap
	August 31, 2016		February 29, 2016		August 31, 2016		February 29, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	158,212	$1,511,388	199,900	$2,132,401	129,498	$1,547,313	691,546	$9,164,792
Reinvestment of distributions	—	—	141,997	1,401,510	—	—	209,680	2,474,222
Cost of shares repurchased	(169,246)	(1,631,324)	(452,836)	(5,018,921)	(849,939)	(10,215,095)	(1,490,135)	(19,116,642)

Net decrease	(11,034)	$(119,936)	(110,939)	$(1,485,010)	(720,441)	$(8,667,782)	(588,909)	$(7,477,628)

Service Class:
Proceeds from sale of shares	—	—	—	—	3,441	$41,274	33,571	$462,201
Reinvestment of distributions	—	—	—	—	—	—	14,555	171,608
Cost of shares repurchased	—	—	—	—	(34,118)	(397,838)	(42,394)	(574,334)

Net increase (decrease)	—	—	—	—	(30,677)	$(356,564)	5,732	$59,475

Institutional Class:
Proceeds from sale of shares	156,785	$1,490,879	452,282	$4,554,372	556,661	$6,626,917	13,824,063	$181,878,931
Reinvestment of distributions	—	—	244,801	2,416,188	—	—	3,610,661	42,641,905
Cost of shares repurchased	(373,212)	(3,674,264)	(711,136)	(7,196,168)	(6,795,611)	(81,840,310)	(47,893,881)	(568,624,043)

Net decrease	(216,427)	$(2,183,385)	(14,053)	$(225,608)	(6,238,950)	$(75,213,393)	(30,459,157)	$(344,103,207)

At August 31, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Large Cap – one owns 47%; Mid Cap – one owns 53%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At August 31, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Large Cap and Mid Cap were $449,362 and $2,052,136, respectively.

20

Notes to Financial Statements (continued)

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Systematic Financial Management L.P. (“Systematic”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Systematic.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended August 31, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Large Cap	0.70%
Mid Cap	0.75%

Effective October 1, 2016, the new annual rate for the investment management fees will be 0.55% and 0.60% of each Fund’s average daily net assets for Large Cap and Mid Cap, respectively.

Effective October 1, 2016, each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and will be responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. Each Fund will pay a fee to the Administrator at the rate of 0.15% per annum of each Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least July 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Large Cap and Mid Cap to 0.81% and 0.87%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of each Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s respective contractual expense limitation amount.

For the six months ended August 31, 2016, each Fund’s expiration of reimbursement are as follows:

Expiration Date	Large Cap	Mid Cap
Less than 1 year*	$30,006	—
Within 2 years	50,042	—
Within 3 years	50,983	$50,410

Total Amount Subject to Reimbursement	$131,031	$50,410

*	A portion of this represents the expiration amount through the fiscal year ended February 28, 2017 of $20,917

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For Mid Cap Service Class, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

21

Notes to Financial Statements (continued)

The impact on the annualized expense ratio for the six months ended August 31, 2016, was as follows:

Fund	Maximum Amount Approved	Actual Amount Incurred
Mid Cap
Service Class	0.10%	0.10%

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended August 31, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Large Cap borrowed varying amounts not exceeding $1,593,203 for three days paying interest of $72 and Mid Cap borrowed varying amounts not exceeding $29,563,674 for six days paying interest of $1,697. The interest expense amount is included in the Statement of Operations as miscellaneous expense. At August 31, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended August 31, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Large Cap	$10,168,737	$12,171,003
Mid Cap	100,381,657	184,136,882

The Funds had no purchases or sales of U.S. Government obligations during the six months ended August 31, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates.

Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At August 31, 2016, the value of the securities loaned and cash collateral received were as follows:

Fund	Securities Loaned	Cash Collateral Received
Large Cap	$437,677	$449,362
Mid Cap	1,962,050	2,052,136

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

22

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements which are subject to a master netting agreement as of August 31, 2016:

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund		Financial Instruments Collateral	Cash Collateral Received	Net Amount
Large Cap
Cantor Fitzgerald Securities, Inc.	$449,362	$449,362	—	—

Mid Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Citigroup Global Markets, Inc.	52,136	52,136	—	—
Nomura Securities International Inc.	1,000,000	1,000,000	—	—

Totals	$2,052,136	$2,052,136	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Systematic Large Cap Value Fund and AMG Systematic Mid Cap Value Fund (each, a “Fund,” and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement for each Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreements, as amended at any time prior to the date of the meeting, with the Subadvisor and separately an amendment, to be effective October 1, 2016, to the Subadvisory Agreement with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among

24

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to AMG Systematic Large Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the

Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for the relevant time periods and any actions being taken to address such performance. The Trustees noted the impact of the Fund’s underperformance in 2011 and 2015 on its long-term performance. The Trustees also noted that the Fund ranked in the third quartile relative to its Peer Group for the 10-year period. The Trustees concluded that the Fund’s performance is being addressed.

With respect to AMG Systematic Mid Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year and 5-year periods ended March 31, 2016 and for the period from the Fund’s inception on December 21, 2006 through March 31, 2016 was below, below, below and above, respectively, the median performance for the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance for the relevant time periods and any actions being taken to address such performance. The Board also noted the Fund’s favorable performance relative to the Peer Group and Fund Benchmark for the period from the Fund’s inception through March 31, 2015. The Trustees concluded that the Fund’s performance is being addressed.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the

Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the management fee rate for each Fund will be reduced and each Fund will be authorized to pay an administrative fee to the Investment Manager and Institutional Class shares of AMG Systematic Large Cap Value Fund will be authorized to pay a shareholder servicing fee. The Trustees further noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund, but that, effective October 1, 2016, the Investment Manager will pay the Subadvisor a subadvisory fee that is a portion of the advisory fee that it receives from each Fund. The Trustees also considered the amount of the advisory fee that will be retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund effective October 1, 2016. The Trustees also noted any payments that were made from the Subadvisor to the Investment Manager, and any other payments made or to be made from the Investment Manager to the Subadvisor. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In considering the cost of services to be provided by the Investment Manager under the Investment

25

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current and revised advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadvisor is an affiliate of the Investment Manager, a portion of the Subadvisor’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current and revised subadvisory fee structure, and the services the Subadvisor provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the advisory or subadvisory fees at this time (after noting the fee rate changes made at the meeting). Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Systematic Large Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.81%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Systematic Mid Cap Value Fund, the Trustees noted that the Fund’s advisory fee and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through July 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.87% and noted that the Fund was operating below its expense cap as of March 31, 2016. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under each Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

26

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Systematic Financial Management, L.P.

300 Frank W. Burr Blvd.

Glenpointe East, 7th Floor

Teaneck, NJ 07666

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICE™ ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Anchor Capital Enhanced Equity

Anchor Capital Advisors LLC

AMG Managers Lake Partners LASSO Alternatives

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

SAR007-0816	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	October 31, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	October 31, 2016